Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Common Stock Par Value $0.001	Additional Paid-in Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2012	$ 27,788,799	$ 50,000	$ 10,396,377	$ 13,182,032	$ 2,179,494	$ 1,980,896
Beginning balance, Shares at Dec. 31, 2012		50,000,000
Distribution to owners in connectin with purchase of yew forest assets from entity under common control	(2,338,212)		(2,338,212)
Adjustment to statutory reserve				(417,624)	417,624
Net income for the year	3,899,730			3,899,730
Foreign currency translation adjustment	966,009					966,009
Balance at Dec. 31, 2013	$ 30,316,326	$ 50,000	$ 8,058,165	$ 16,664,138	$ 2,597,118	$ 2,946,905
Balance, Shares at Dec. 31, 2013		50,000,000